Cash and cash equivalents (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [Abstract]
Restricted Cash and Cash Equivalents	$ 92,331	$ 96,758
Average rate of return on cash and cash equilents	3.00%	4.20%